Schedule II.-Valuation and Qualifying Accounts and Reserves (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowance reserves and benefits recognized in earnings	¥ 1,877	¥ 3,380	¥ 3,660
Remaining valuation allowance reserves and benefits recognized in earnings	¥ 812	¥ 3,128	¥ 3,613